Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative not designated as hedging instrument:
Net amount recognized in earnings	$ 0	$ (3,384)
Commodity Contract [Member] | Sales [Member]
Derivative not designated as hedging instrument:
Net amount recognized in earnings	0	(1,498)
Commodity Contract [Member] | Cost of Sales [Member]
Derivative not designated as hedging instrument:
Net amount recognized in earnings	$ 0	$ (1,886)